Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Voyageur Insured Funds
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Central Index Key	0000809064
Document Effective Date	Dec. 29, 2017
Document Creation Date	Dec. 28, 2017
Delaware Tax-Free Arizona Fund | Class A
Document and Entity Information:
Trading Symbol	VAZIX
Delaware Tax-Free Arizona Fund | Class C
Document and Entity Information:
Trading Symbol	DVACX
Delaware Tax-Free Arizona Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DAZIX